Consolidated Statements of Changes in Shareholders' Deficit ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated deficit CNY (¥)
Beginning Balance at Dec. 31, 2017	¥ (8,029)		¥ 69	¥ 876		¥ (8,974)
Beginning Balance (Shares) at Dec. 31, 2017 | shares			100,089,552
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss	(60,793)					(60,793)
Accretion of convertible redeemable preferred shares to redemption value	(12,199)			¥ (876)		(11,323)
Ending Balance at Dec. 31, 2018	(81,021)		¥ 69			(81,090)
Ending Balance (Shares) at Dec. 31, 2018 | shares			100,089,552
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss	(138,664)					(138,664)
Repurchase of ordinary shares (Note 8) (Shares) | shares			(1,044,776)
Repurchase of ordinary shares (Note 8)	(7,451)		¥ (1)			(7,450)
Repurchase of convertible redeemable preferred shares (Note 9)	(25,390)					(25,390)
Accretion of convertible redeemable preferred shares to redemption value	(36,802)					(36,802)
Foreign currency translation adjustment	(3,159)				¥ (3,159)
Ending Balance at Dec. 31, 2019	(292,487)		¥ 68		(3,159)	(289,396)
Ending Balance (Shares) at Dec. 31, 2019 | shares			99,044,776
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss	(211,900)	$ (32,475)	¥ 0			(211,900)
Accretion of convertible redeemable preferred shares to redemption value	(62,733)	(9,614)				(62,733)
Foreign currency translation adjustment	(20,753)	(3,181)			(20,753)
Ending Balance at Dec. 31, 2020	¥ (587,873)	$ (90,096)	¥ 68		¥ (23,912)	¥ (564,029)
Ending Balance (Shares) at Dec. 31, 2020 | shares			99,044,776